Expense Example - VIPDisciplinedSmallCapPortfolio-InitialServiceService2PRO - VIPDisciplinedSmallCapPortfolio-InitialServiceService2PRO - VIP Disciplined Small Cap Portfolio	Apr. 29, 2024 USD ($)
VIP Disciplined Small Cap Portfolio - Initial Class
Expense Example:
1 year	$ 37
3 years	116
5 years	202
10 years	456
VIP Disciplined Small Cap Portfolio - Service Class
Expense Example:
1 year	47
3 years	148
5 years	258
10 years	579
VIP Disciplined Small Cap Portfolio - Service Class 2
Expense Example:
1 year	62
3 years	195
5 years	340
10 years	$ 762